Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Intangible Assets [Line Items]
Intangible assets - gross		$ 22,291
Less: accumulated amortization		(1,529)
Net		20,762
Goodwill		11,837
Impairment of intangibles		(18,697)
Total		13,902
Customer relationships (season ticket holders) [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross		1,764
Broadcasting rights/sports titles/stadium lease [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross		3,143
Brand [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross		11,327
Player contracts [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross		6,057
Other [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross